LOANS AND ADVANCES TO CUSTOMERS - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans secured on residential properties	£ 170,478	£ 168,561
Corporate loans	20,620	18,741
Finance leases	4,251	4,222
Other unsecured loans	5,566	6,601
Accrued interest and other adjustments	765	799
Amounts due from fellow Banco Santander subsidiaries and joint ventures	5,043	4,813
Net loans and advances to customers	205,966	202,929
Residual value and voluntary termination provisions on finance leases	(27)	(23)
Group entities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net loans and advances to customers	5,043	4,815
Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net loans and advances to customers	206,723	203,737
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net loans and advances to customers	£ (730)	£ (785)